TRADE PAYABLES	12 Months Ended
Dec. 31, 2020
TRADE PAYABLES
TRADE PAYABLES

NOTE 12 – TRADE PAYABLES

	As of December 31,
	2020	2019
Current
Suppliers and commercial accruals	38,445	42,315
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	913	1,200
	39,358	43,515
Non-current
Suppliers and commercial accruals	2,448	3,206
	2,448	3,206
Total trade payables	41,806	46,721